Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Compensation [Abstract]
Schedule of services received from employees, directors and service providers as equity-settled share-based payment
				Convenience translation
	Year ended December 31,			Year ended December 31,
	2019	2020	2021	2021
	N I S			U.S. dollars

Research and development	1,907	2,056	1,045	336
Marketing, general and administrative	1,777	7,416	7,859	2,527

Total share-based compensation	3,684	9,472	8,904	2,863

Schedule of option plan to employees and directors
	2019		2020		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	16,647,903	0.75	14,213,400	0.75	24,869,400	0.69
Granted	4,320,000	0.69	12,096,000	1.87	12,400,000	0.54
Exercised	-	-	(240,000)	0.68	-	-
Expired	(6,754,503)	0.75	(1,200,000)	0.68	(9,099,800)	1.42

Outstanding at end of year	14,213,400	0.73	24,869,400	0.78	28,169,600	1.57

Exercisable at end of year	5,310,000	0.75	11,587,867	0.69	15,362,360	1.42

Schedule of estimated option pricing model using assumptions
	Years ended December 31
	2019	2020	2021

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	57	66	110
Risk-free interest rate (%)	2.3	0.7-0.8	1.7
Expected life of share options (years)	7.5	6-7	10
Share price (NIS)	24.07	7.05-18	0.3
ADS $	6.66	2.2-5.6	3.84